Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity
	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Real property dispositions:
Seniors housing triple-net	$150,755	$170,290	$101,155
Medical facilities	35,295	14,092	85,558
Total dispositions	186,050	184,382	186,713
Add: Gain (loss) on sales of real property	61,160	36,115	43,394
Seller financing on sales of real property	0	(1,470)	(6,100)
Proceeds from real property sales	$247,210	$219,027	$224,007

Reclassification impact as result of classifying properties as discontinued operations
	Year Ended December 31,
	2011	2010	2009
Revenues:
Rental income	$38,699	$67,138	$86,889
Other income	0	0	8,059
Expenses:
Interest expense	8,045	14,149	17,182
Property operating expenses	4,394	7,171	6,464
Provision for depreciation	11,074	21,495	30,152
Income (loss) from discontinued operations, net	$15,186	$24,323	$41,150